Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total	Cumulative Effect Adjustment	[1]	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss) [2]	Retained Earnings	Retained Earnings Cumulative Effect Adjustment	[1]	Total Amdocs Limited Shareholders' Equity	Total Amdocs Limited Shareholders' Equity Cumulative Effect Adjustment	[1]	Non-controlling Interests [3]
Balance at Sep. 30, 2018		$ 3,492,042	$ 10,434		$ 4,436	$ 3,587,625	$ (4,784,352)	$ (32,731)	$ 4,673,901	$ 10,434		$ 3,448,879	$ 10,434		$ 43,163
Balance, Shares at Sep. 30, 2018					140,177
Comprehensive income:
Net income	[3]	479,446							479,446			479,446
Other comprehensive income (loss), net of tax		30,184						30,184				30,184
Comprehensive income		509,630										509,630
Employee stock options exercised		41,498			$ 11	41,487						41,498
Employee stock options exercised, Shares					874
Repurchase of shares		(398,057)					(398,057)					(398,057)
Repurchase of shares, Shares					(6,656)
Cash dividends declared		(150,982)							(150,982)			(150,982)
Issuance of restricted stock, net of forfeitures		5			$ 5							5
Issuance of restricted stock, net of forfeitures, Shares					378
Equity-based compensation expense related to employees		38,550				38,550						38,550
Changes in Noncontrolling interests		(654)													(654)
Balance at Sep. 30, 2019		3,542,466			$ 4,452	3,667,662	(5,182,409)	(2,547)	5,012,799			3,499,957			42,509
Balance, Shares at Sep. 30, 2019					134,773
Comprehensive income:
Net income	[3]	497,840							497,840			497,840
Other comprehensive income (loss), net of tax		14,209						14,209				14,209
Comprehensive income		512,049										512,049
Employee stock options exercised		97,843			$ 24	97,819						97,843
Employee stock options exercised, Shares					1,871
Repurchase of shares		(360,912)					(360,912)					(360,912)
Repurchase of shares, Shares					(5,668)
Cash dividends declared		(168,732)							(168,732)			(168,732)
Issuance of restricted stock, net of forfeitures		7			$ 7							7
Issuance of restricted stock, net of forfeitures, Shares					559
Equity-based compensation expense related to employees		42,434				42,434						42,434
Balance at Sep. 30, 2020		$ 3,665,155			$ 4,483	3,807,915	(5,543,321)	11,662	5,341,907			3,622,646			42,509
Balance, Shares at Sep. 30, 2020		131,535			131,535
Comprehensive income:
Net income	[3]	$ 688,374							688,374			688,374
Other comprehensive income (loss), net of tax		(2,324)						(2,324)				(2,324)
Comprehensive income		686,050										686,050
Employee stock options exercised		$ 89,058			$ 21	89,037						89,058
Employee stock options exercised, Shares		1,541			1,541
Repurchase of shares		$ (679,996)					(679,996)					(679,996)
Repurchase of shares, Shares		(9,036)			(9,036)
Cash dividends declared		$ (179,344)							(179,344)			(179,344)
Issuance of restricted stock, net of forfeitures		12			$ 12							12
Issuance of restricted stock, net of forfeitures, Shares					826
Equity-based compensation expense related to employees		54,249				54,249						54,249
Balance at Sep. 30, 2021		$ 3,635,184			$ 4,516	$ 3,951,201	$ (6,223,317)	$ 9,338	$ 5,850,937			$ 3,592,675			$ 42,509
Balance, Shares at Sep. 30, 2021		124,866			124,866

[1]	The Cumulative effect adjustments as of October 1, 2018 include an increase of $14,294 to retained earnings due to the impact of adoptions of ASU No. 2014-09 (ASC 606) and decrease of $3,860 to retained earnings due to adoption of ASU No. 2016-16.
[2]	As of September 30, 2021, 2020 and 2019, accumulated other comprehensive income (loss) is comprised of unrealized gain on derivatives, net of tax, of $13,773, $18,836 and $3,945, unrealized loss on short-term interest-bearing investments, net of tax, of $(1,274), $(2) and $0 and unrealized loss on defined benefit plan, net of tax, of $(3,161), $(7,172) and $(6,492).
[3]	In fiscal years 2021, 2020 and 2019, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.